Loans - Summary of Information Related to Loans Granted to Shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans	$ 8,375,172	$ 7,195,567
Class A and B shareholders
Disclosure of detailed information about financial instruments [line items]
Loans	$ 556,000	$ 397,300
% Loans to class A and B shareholders over total loan portfolio	7.00%	6.00%
% Class A and B stockholders with loans over number of class A and B stockholders	13.00%	10.00%